Segment Information - Geographical segment information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Geographical segment information:
Revenue	$ 97,361,634	$ 101,757,181	$ 101,282,333
Assets	271,246,332	290,343,892
Additions to Property, Plant and Equipment	20,131,738	19,108,284	18,708,491
Mexico
Geographical segment information:
Revenue	84,664,293	88,388,569	85,011,567
Additions to Property, Plant and Equipment	19,707,436	18,804,629	18,696,116
Other countries
Geographical segment information:
Revenue	12,697,341	13,368,612	16,270,766
Additions to Property, Plant and Equipment	424,302	303,655	12,375
Operating segment
Geographical segment information:
Revenue	97,361,634	101,757,181	101,282,333
Assets	227,316,463	222,201,935	223,306,809
Additions to Property, Plant and Equipment	20,131,738	19,108,284	18,708,491
Operating segment | Mexico
Geographical segment information:
Assets	215,395,954	211,592,987	216,146,757
Operating segment | Other countries
Geographical segment information:
Assets	$ 11,920,509	$ 10,608,948	$ 7,160,052